ACQUISITIONS	12 Months Ended
Jan. 01, 2022
ACQUISITIONS
ACQUISITIONS
NOTE 2. ACQUISITIONS
Vestcom Acquisition
On August 31, 2021, we completed our acquisition of
CB Velocity Holdings, LLC (“Vestcom”), an

Arkansas-based provider of shelf-edge pricing, productivity and consumer engagement solutions for retailers and consumer packaged goods companies, for purchase consideration of $1.47 billion. We funded this acquisition using a combination of cash and proceeds from commercial paper borrowings and issuances of senior notes. Refer to Note 4, “Debt,” to the Consolidated Financial Statements for more information.
We believe Vestcom’s solutions expand our position in high value categories while adding channel access and data management capabilities to our Retail Branding and Information Solutions (“RBIS”) reportable segment.
The table below summarizes the preliminary fair value of assets acquired and liabilities assumed in the Vestcom acquisition.

(In millions)
Cash and cash equivalents	$24.3
Trade accounts receivable	98.7
Other current assets	28.5
Property, plant and equipment	56.3
Goodwill	756.6
Other intangibles resulting from business acquisition	727.0
Other assets	22.7
Total assets	1,714.1
Current liabilities	47.5
Other liabilities	17.2
Deferred and non-current income tax liabilities	184.3
Total liabilities	249.0
Net assets acquired	$1,465.1
The final allocation of purchase consideration to assets and liabilities is ongoing
as we continue to evaluate certain balances, estimates and assumptions during the measurement period (up to one year from the acquisition date). Consistent with the allowable time to complete our assessment, the valuation of certain acquired assets and liabilities, including environmental liabilities and income taxes, is currently pending finalization.
The impact of the Vestcom acquisition was not material to the proforma net sales or net income of our combined operations for the periods presented. Net sales and net income related to Vestcom post-acquisition were not material to the Consolidated Statements of Income for the periods presented.

Other 2021 Acquisitions
On March 18, 2021, we completed our acquisition of the net assets of ZippyYum, LLC (“ZippyYum”), a California-based developer of software products used in the food service and food preparation industries. We believe this acquisition enhances the product portfolio in our RBIS reportable segment.
On March 1, 2021, we completed our acquisition of the issued and outstanding stock of JDC Solutions, Inc. (“JDC”), a Tennessee-based manufacturer of pressure-sensitive specialty tapes. We believe that this acquisition expands the product portfolio in our Industrial and Healthcare Materials (“IHM”) reportable segment.
The acquisitions of ZippyYum and JDC are referred to collectively as the “Other 2021 Acquisitions.”
The aggregate purchase consideration for the Other 2021 Acquisitions was approximately $43 million. We funded the Other 2021 Acquisitions using cash and commercial paper borrowings. In addition to the cash paid at closing, the sellers in one of these acquisitions are eligible for earn-out
payments of up to approximately $13 million subject to the acquired company’s achievement of certain performance targets.
As of the acquisition date, we

estimate
d
the fair value of these
earn-out
payments to be approximately $12 million, which has been included in the $43 million of aggregate purchase consideration.
The Other 2021 Acquisitions were not material, individually or in the aggregate, to the Consolidated Financial Statements.
2020 Acquisitions
On December 31, 2020, we completed our acquisition of ACPO, Ltd. (“ACPO”), an Ohio-based manufacturer of self-wound (linerless) pressure-sensitive overlaminate products, for consideration of approximately $88 million. We
believe this acquisition expands our product portfolio in the North American business of our
Labels and Graphic Materials (“
LGM
”)
reportable segment.
On February 28, 2020, we completed our acquisition of Smartrac’s Transponder (RFID Inlay) division (“Smartrac”), a manufacturer of RFID products, for consideration of approximately $255 million (
€
232 million).
We believe this acquisition enhances our research and development capabilities, expands our product lines and provides additional manufacturing capacity. Results for Smartrac’s operations were included in our RBIS reportable segment.
These acquisitions (the “2020 Acquisitions”) were not material, individually or in the aggregate, to the
Consolidated Financial Statements.